Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share based payments

26   Share-based payments

For the purpose of establishing the Group’s share incentive scheme, Xin Ding Heng Limited (“Xin Ding Heng”) was set up in 2017 as a special purpose vehicle to indirectly hold 66,171,600 ordinary shares of the Company. As the Company has the power to govern the relevant activities of Xin Ding Heng and can derive benefits from the services to be rendered by the grantees, the directors of the Company consider that it is appropriate to consolidate Xin Ding Heng. In September 2020, the Company purchased at par value of the 66,171,600 ordinary shares indirectly held by Xin Ding Heng and deposited these shares to the depositary of its ADS program. The aggregate consideration of RMB88,280,000 for 66,171,600 shares had been recognized as “shares held for share incentive scheme” before the respective shares were effectively transferred to guarantees under share incentive scheme.

On November 7, 2017, equity-settled share-based compensation plan (“the Share Option Scheme”) was set up with the objective to recognize and reward the contribution of eligible directors, employees and other persons (collectively, the “Grantees”) for the growth and developments of the Group. On September 10, 2019, the Board of Directors of the company approved to amend and restate the equity-settled share-based compensation plan to supplement the Share Option Scheme with performance-based shares to grant to the Grantees (“the Restricted Share Units Scheme”). The 66,171,600 shares reserved for the share incentive scheme comprise the options previously granted under the Share Option Scheme and the remaining shares for grant under the Restricted Share Units Scheme. Both the Share Option Scheme and the Restricted Share Units Scheme are valid and effective for 10 years from the grant date.

Share-based compensation expenses for the years ended December 31, 2019, 2020 and 2021 were allocated as follows:

	For the year ended
	December31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
-Cost of revenue	2,294	6,904	935
-Research and development expenses	29,206	26,635	5,185
-Selling and marketing expenses	25,916	21,049	2,854
-General and administrative expenses	18,948	35,064	16,435
Total	76,364	89,652	25,409

Value of employee’s services (Note 7)	62,315	74,980	22,618
Value of non-employee’s services	14,049	14,672	2,791
Total	76,364	89,652	25,409

26    Share-based payments (Continued)

(a)   Share Option Scheme

Subject to the Grantee continuing to be a service provider, 100% of these options will be vested over 4 years upon fulfilling the non-market performance conditions prescribed in the grantee agreement.

The exercisable period of options starts no earlier than 12 months after the Company successfully completes an initial public offering and the Company’s shares get listed in the stock exchange (“IPO and Listing”) and no later than 8 years from the grant date. The vesting date is determined by the Board of Directors of the Company.

Movements in the number of share options granted to employees are as follows:

	Number of share options
	For the year ended
	December 31,
	2019	2020	2021
At the beginning of the year	24,541,500	24,470,325	19,459,994
Granted	2,431,000	—	—
Exercised	—	—	(5,181,306)
Forfeited	(2,502,175)	(5,010,331)	(1,552,693)
At the end of the year	24,470,325	19,459,994	12,725,995

For the outstanding share options, the weighted-average exercise price was RMB20.12 and RMB24.85 per share and the weighted-average remaining contractual life was 5.26 and 4.36 years, respectively, as of December 31, 2020 and 2021, respectively.

Share options outstanding at the balance sheet dates have the following expiry dates and exercise prices.

				Number of share options
				At December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2020	2021
2017	2027	RMB1.33	RMB0.62	2,457,563	1,109,682
2017	2027	RMB2.00	RMB0.52	9,917,653	5,785,221
2018	2028	RMB52.00	RMB26.00	5,681,108	4,704,219
2019	2029	RMB52.00	RMB23.42	1,403,670	1,126,873
				19,459,994	12,725,995

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used Binomial option-pricing model to determine the fair value of the share option as at the grant date. Key assumptions are set as below:

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

26    Share-based payments (Continued)

(a)   Share Option Scheme (Continued)

The Binomial Model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the option is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its ordinary shares at the respective dates of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.

(b)	Restricted Share Units Scheme

Subject to the Grantee continuing to be a service provider, 100% of these restricted share units will be vested over 4 years upon fulfilling the service conditions and non-market performance conditions prescribed in the grantee agreement.

Movements in the number of restricted share units granted to employees are as follows:

	Number of restricted share units
	For the year ended December 31,
	2020	2021

At the beginning of the year	2,306,000	1,751,702
Granted	470,000	17,033,120
Vested	(424,256)	(524,358)
Forfeited	(600,042)	(1,707,635)
At the end of the year	1,751,702	16,552,829

Restricted share units outstanding at the balance sheet dates have the following expiry dates and fair value prices.

			Number of restricted share units
			As at December 31
			2020	2021
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
September 2019	September 2029	35.22	1,354,702	545,383
January 2020	January 2030	16.18	164,000	18,000
April 2020	April 2030	16.98	165,000	82,500
July 2020	July 2030	38.67	68,000	17,250
June 2021	June 2031	13.69	—	503,076
June 2021	June 2031	14.31	—	226,000
June 2021	June 2031	14.93	—	1,279,800
July 2021	July 2031	15.16	—	252,000
September 2021	September 2031	5.53	—	7,346,000
October 2021	October 2031	5.25	—	448,000
October 2021	October 2031	3.91	—	2,820
October 2021	October 2031	4.68	—	5,832,000
			1,751,702	16,552,829

26   Share-based payments (Continued)

(b)  Restricted Share Units Scheme (Continued)

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used the Monte Carlo model to determine the fair value of the restricted share units as at the grant date. Key assumptions are set as below:

	Date of grant
	September 2019	January 2020	April 2020	July 2020
Discount rate	15.0%	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	2.0%	3.0%
Volatility	44.0%	43.0%	46.0%	49.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	Date of grant
	June 2021	June 2021	June 2021	July 2021
Discount rate	Not applicable	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	3.0%	3.0%
Volatility	46.0%	45.0%	44.0%	43.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	Date of grant
	September 2021	October 2021	October 2021	October 2021
		PartA	PartB
Discount rate	Not applicable	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	3.0%	3.0%
Volatility	43.0%	43.0%	46.0%	43.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

The Monte Carlo model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the restricted share units is based on the China Treasury Bond Yield Curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the restricted share units. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar US public companies for a period equal to the expected life preceding the grant date.